As filed with the Securities and Exchange Commission on June 11, 2025

Securities Act File No. 333-283870

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

(Check appropriate box or boxes)

SUNAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in the Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

30 Hudson Street, 16th Floor

Jersey City, NJ 07302

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Elliot J. Gluck, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Title of securities being registered: Shares of beneficial interest, without par value. Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

EXPLANATORY NOTE

Part A — Combined Information Statement/Prospectus and Part B — Statement of Additional Information, each in the form filed on January 29, 2025 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-283870), are incorporated herein by reference.

This Amendment is being filed in order to add Exhibit 12 to this Registration Statement.

PART C

Item 15. Indemnification.

Section 9.5 of the Registrant’s Declaration of Trust relating to the indemnification of officers and trustees is quoted below:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 16. Exhibits

(1)	(i)	Amended and Restated Declaration of Trust dated April 27, 2022. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

	(ii)	Amended and Restated Establishment and Designation of Series dated May 23, 2017. Incorporated herein by reference to Post-Effective Amendment No. 100 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 16, 2017.

	(vi)	Amended and Restated Establishment and Designation of Series dated December 12, 2018. Incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on December 17, 2018.

	(viii)	Amended and Restated Establishment and Designation of Series dated April 28, 2020. Incorporated herein by reference to Post-Effective Amendment No. 119 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 24, 2020.

	(ix)	Amended and Restated Establishment and Designation of Series dated October 12, 2020. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on January 25, 2021.

	(x)	Amended and Restated Establishment and Designation of Series dated April 27, 2021. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

	(xi)	Amended and Restated Establishment and Designation of Series dated May 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 125 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on May 27, 2021.

	(xii)	Amended and Restated Establishment and Designation of Series dated June 27, 2022. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

	(xiii)	Amended and Restated Establishment and Designation of Series, dated June 26, 2023. Incorporated herein by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 5, 2023.

	(xiv)	Amended and Restated Establishment and Designation of Series, dated April 12, 2024. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 29, 2024.

(2)		Amended and Restated By-Laws dated April 27, 2022. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

(3)		None.

(4)		Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Information Statement/Prospectus included in this Registration Statement).

(5)		None.

(6)	(i)	Investment Advisory and Management Agreement between the Registrant and SunAmerica Asset Management, LLC (“SunAmerica”), dated January 1, 1999, as amended. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-283870) filed on December 17, 2024.

	(ii)	Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P., dated November 13, 2019. Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 29, 2020.

(iii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and AllianceBernstein, L.P., dated November 1, 2022. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

(iv)	Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC, dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

(v)	Amendment No. 1 to the Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC, dated February 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(vi)	Amendment No. 2 to the Subadvisory Agreement between SunAmerica and BlackRock Investment Management, LLC, dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 13, 2020.

(vii)	Subadvisory Agreement between SunAmerica and Brandywine Global Investment Management, LLC, dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(viii)	Subadvisory Agreement between SunAmerica and Federated Investment Counseling, dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(ix)	Amendment to Subadvisory Agreement between SunAmerica and Federated Investment Counseling, dated May 1, 2004 (transferring subadvisory responsibilities for Federated American Leaders Portfolio and Telecom Utility Portfolio to Federated Equity Management Company of Pennsylvania and Corporate Bond Portfolio to Federated Investment Management Company). Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 15, 2004.

(x)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Federated Equity Management Company of Pennsylvania and Federated Investment Management Company dated February 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 16, 2007.

(xi)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and Federated Investment Management Company dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(xii)	Subadvisory Agreement between SunAmerica and FIAM LLC (formerly, Pyramis Global Investors, LLC) dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

(xiii)	Amendment No. 1 to the Subadvisory Agreement between SunAmerica and FIAM LLC dated May 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

(xiv)	Subadvisory Agreement between SunAmerica and Franklin Advisers, Inc. dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

(xv)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Franklin Advisers, Inc., dated July 12, 2021. Incorporated herein by reference to Post-Effective Amendment No. 126 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 12, 2021.

(xvi)	Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC dated August 28, 2002. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 15, 2004.

(xvii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 16, 2007.

(xviii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Franklin Advisory Services, LLC dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(xix)	Assignment and Assumption Agreement between Franklin Advisory Services, LLC and Franklin Mutual Advisers, LLC dated November 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

(xx)	Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated January 1, 1999. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 15, 2004.

(xxi)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 13, 2008.

(xxii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(xxiii)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management International dated March 23, 2017. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(xxiv)	Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(xxv)	Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated June 1, 2010. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(xxvi)	Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

(xxvii)	Amendment No. 1 to the Subadvisory Agreement between SunAmerica and Invesco Advisers, Inc. dated May 24, 2019. Incorporated herein by reference to Post-Effective Amendment No. 117 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 29, 2020.

(xxviii)	Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(xxix)	Amendment to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 23, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(xxx)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 16, 2007.

(xxxi)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(xxxii)	Amendment No. 4 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated November 15, 2010. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(xxxiii)	Amendment No. 5 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 14, 2013. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

(xxxiv)	Amendment No. 6 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 17, 2015.

(xxxv)	Amendment No. 7 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated April 30, 2021. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(xxxvi)	Amendment No. 8 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc., dated November 8, 2021. Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-257555) filed on December 15, 2021.

(xxxvii)	Amendment No. 9 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc., dated July 5, 2023. Incorporated herein by reference to Post-Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 5, 2023.

(xxxviii)	Amendment No. 10 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc., dated April 29, 2024. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

(xxxix)	Subadvisory Agreement between SunAmerica and Janus Capital Management, LLC dated May 30, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xl)	Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated January 1, 1999. Incorporated herein by reference to the Registrant’s Form N-14 filed on August 21, 2003.

(xli)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated May 1, 2007. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 13, 2008.

(xlii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(xliii)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated November 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 17, 2009.

(xliv)	Amendment No. 4 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

(xlv)	Amendment No. 5 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated January 20, 2015. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 17, 2015.

(xlvi)	Amendment No. 6 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 24, 2015.

(xlvii)	Amendment No. 7 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated March 27, 2019. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(xlviii)	Amendment No. 8 to Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(xlix)	Subadvisory Agreement, as amended, between SunAmerica and Morgan Stanley Investment Management Inc. (formerly, Morgan Stanley Dean Witter Investment Management) dated May 1, 2001. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 15, 2004.

(l)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated January 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 14, 2005.

(li)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated October 3, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(lii)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated November 1, 2005. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(liii)	Amendment No. 4 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(liv)	Amendment No. 5 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated October 17, 2014. Incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 17, 2015.

(lv)	Amendment No. 6 to Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management Inc. dated November 1, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(lvi)	Subadvisory Agreement between SunAmerica and Pacific Investment Management Company LLC (“PIMCO”) dated May 1, 2008. Incorporated herein by reference to Post-Effective Amendment No. 45 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 18, 2008.

(lvii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and PIMCO dated March 21, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

(lviii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and PIMCO dated January 25, 2021. Incorporated herein by reference to Post-Effective Amendment No. 122 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on January 25, 2021.

(lix)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and PIMCO, dated April 29, 2024. Incorporated herein by reference to by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

(lx)	Amended and Restated Sub-subadvisory Agreement between PIMCO and Research Affiliates, LLC, dated February 4, 2022. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

(lxi)	Subadvisory Agreement between SunAmerica and PineBridge Investments, LLC dated March 29, 2010. Incorporated herein by reference to Post-Effective Amendment No. 48 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2010.

(lxii)	Amendment No. 1 to the Subadvisory Agreement between SunAmerica and PineBridge Investments, LLC, dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(lxiii)	Subadvisory Agreement between SunAmerica and Putnam Investment Management, LLC, dated January 1, 2024. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

(lxiv)	Subadvisory Agreement between SunAmerica and QS Investors, LLC dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(lxv)	Novation Agreement by and among SunAmerica, Franklin Advisers, Inc. and QS Investors, LLC, dated August 7, 2021, whereby all of QS Investors, LLC’s rights and obligations as subadviser were transferred to Franklin Advisers, Inc. as a result of QS Investors, LLC’s merger with Franklin Advisers, Inc. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

(lxvi)	Sub-subadvisory Agreement between QS Investors, LLC and Brandywine Global Investment Management, LLC dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(lxvii)	Sub-subadvisory Agreement between QS Investors, LLC and ClearBridge Investments, LLC dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(lxviii)	Sub-subadvisory Agreement between QS Investors, LLC and Western Asset Management Company dated July 31, 2020. Incorporated herein by reference to Post-Effective Amendment No. 123 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2021.

(lxix)	Subadvisory Agreement between SunAmerica and Schroder Investment Management North America Inc. dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

(lxx)	Sub-subadvisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd. dated January 13, 2016. Incorporated herein by reference to Post- Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

(lxxi)	Amendment to Sub-subadvisory Agreement between Schroder Investment Management North America Inc. and Schroder Investment Management North America Ltd. dated April 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(lxxii)	Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

	(lxxiii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

	(lxxiv)	Sub-subadvisory Agreement between T. Rowe Price Agreement, Inc. and T. Rowe Price Investment Management, Inc. on behalf of SA T. Rowe Price VCP Balanced Portfolio dated March 7, 2022. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811- 07238) filed on April 26, 2022.

	(lxxv)	Sub-subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd. on behalf of the SA T. Rowe Price Asset Allocation Growth Portfolio, dated May 1, 2022. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

	(lxxvi)	Amendment to Amended and Restated Sub-subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price International Ltd. on behalf of the SA T. Rowe Price Asset Allocation Growth Portfolio and the SA T. Rowe Price VCP Balanced Portfolio dated April 1, 2024. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

	(lxxvii)	Sub-subadvisory Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Australia Limited on behalf of the SA T. Rowe Price VCP Balanced Portfolio, dated January 1, 2024. Incorporated herein by reference to Post-Effective Amendment No. 132 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on February 23, 2024.

	(lxxviii)	Subadvisory Agreement between SunAmerica and Wellington Management Company, LLP, dated August 10, 2021. Incorporated herein by reference to Post-Effective No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

	(lxxix)	Master-Feeder Addendum to Investment Advisory and Management Agreement, as amended October 15, 2012. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

	(lxxx)	First Amended and Restated Master Advisory Fee Waiver Agreement between the Registrant and SunAmerica with respect to select Portfolios, dated November 1, 2024. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-283870) filed on December 17, 2024.

	(lxxxi)	Voluntary Advisory Fee Waiver Agreement for the SA Franklin Small Company Value Portfolio dated November 1, 2022. Incorporated herein by reference to Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 27, 2023.

(7)		Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. dated May 21, 2002. Incorporated herein by reference to the Registrant’s Form N-14AE filed August 21, 2003.

(8)		None.

(9)	(i)	Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

	(ii)	Amendment to Master Custodian Agreement between the Registrant and State Street Bank and Trust Company effective January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 39 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 13, 2006.

(10)	(i)	Distribution Plan Pursuant to Rule 12b-1 (Class 1 Shares, formerly Class A Shares), as amended August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

	(ii)	Distribution and Service Plan Pursuant to Rule 12b-1 (Class 2 Shares, formerly Class B Shares), as amended August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

	(iii)	Distribution and Service Plan Pursuant to Rule 12b-1 (Class 3 Shares), as amended August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

	(iv)	Amended and Restated Plan Pursuant to 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 31 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 1, 2002.

(11)		Opinion and Consent of Morgan Lewis & Bockius LLP, counsel for the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-283870) filed on December 17, 2024.

(12)		Tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the SA T. Rowe Price Growth Stock Portfolio, a series of Seasons Series Trust, into the SA MFS Blue Chip Growth Portfolio, a series of the Registrant, is filed herewith.

(13)	(i)	Form of Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 35 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 15, 2004.

	(ii)	Form of Addendum to Fund Participation Agreement. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 5, 2001.

	(iii)	Form of Addendum to Fund Participation Agreement for Class 1 Shares. Incorporated herein by reference to Post- Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 17, 2009.

	(iv)	Form of Amended and Restated Addendum to Fund Participation Agreement for Class 2 Shares. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 17, 2009.

	(v)	Form of Amended and Restated Addendum to Fund Participation Agreement for Class 3 Shares. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 17, 2009.

	(vi)	Amendment No. 1 to the Participation Agreement with SunAmerica Annuity and Life Assurance Company dated April 1, 2011 (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(vii)	Form of Amendment No. 2 to the Participation Agreement with SunAmerica Annuity and Life Assurance Company (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(viii)	Amendment No. 3 to the Participation Agreement with American General Life Insurance Company (successor to SunAmerica Annuity Life Assurance Company) (Master-Feeder) dated July 31, 2013. Incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on December 17, 2018.

(ix)	Amendment No. 4 to the Participation Agreement with American General Life Insurance Company (Master-Feeder) dated December 17, 2018. Incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on December 17, 2018.

(x)	Fund Participation Agreement with First SunAmerica Life Insurance Company dated September 1, 2006 (Master- Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(xi)	Amendment No. 1 to the Participation Agreement with First SunAmerica Life Insurance Company dated April 1, 2011 (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(xii)	Form of Amendment No. 2 to the Participation Agreement with The United States Life Insurance Company in the City of New York (successor to First SunAmerica Life Insurance Company) (Master-Feeder). Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(xiii)	Amendment No. 3 to the Participation Agreement with The United States Life Insurance Company in the City of New York (Master-Feeder) dated July 31, 2013. Incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on December 17, 2018.

(xiv)	Amendment No. 4 to the Participation Agreement with The United States Life Insurance Company in the City of New York (Master-Feeder) dated December 17, 2018. Incorporated herein by reference to Post-Effective Amendment No. 109 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on December 17, 2018.

(xv)	Form of Participation Agreement between SunAmerica Annuity and Life Assurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(xvi)	Form of Fund Participation Agreement between First SunAmerica Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(xvii)	Form of Participation Agreement between The Variable Annuity Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 24, 2015.

(xviii)	Form of Participation Agreement between The Variable Annuity Life Insurance Company, the Registrant, American Funds Insurance Series ® and Capital Research and Management Company. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 24, 2015.

(xix)	Form of Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(xx)	Amendment No. 1 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and the Registrant dated January 23, 2012. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2012.

(xxi)	Amendment No. 2 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and the Registrant dated July 16, 2012. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(xxii)	Amendment No. 3 to the Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and the Registrant dated October 15, 2012. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

(xxiii)	Amendment No. 4 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

(xxiv)	Amendment No. 5 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

(xxv)	Amendment No. 6 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2017.

(xxvi)	Amendment No. 7 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated May 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xxvii)	Amendment No. 8 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated August 16, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xxviii)	Amendment No. 9 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xxix)	Form of Amendment No.10 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(xxx)	Form of Amendment No. 11 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xxxi)	Amendment No. 12 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

(xxxii)	Amendment No. 13 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 13, 2020.

(xxxiii)	Amendment No. 14 to the Shareholder Services Agreement between American General Life Insurance Company and the Registrant, dated August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

(xxxiv)	Form of Shareholder Services Agreement between First SunAmerica Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 21, 2011.

(xxxv)	Amendment No. 1 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York (formerly, First SunAmerica Life Insurance Company) and the Registrant dated January 23, 2012. Incorporated herein by reference to Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2012.

(xxxvi)	Amendment No. 2 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated July 16, 2012. Incorporated herein by reference to Post-Effective Amendment No. 67 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 2, 2012.

(xxxvii)	Amendment No. 3 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated October 15, 2012. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

(xxxviii)	Form of Amendment No. 4 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 70 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2013.

(xxxix)	Amendment No. 5 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated January 13, 2016. Incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 22, 2016.

(xl)	Amendment No. 6 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2017.

(xli)	Amendment No. 7 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated May 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xlii)	Amendment No. 8 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated August 16, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xliii)	Amendment No. 9 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xliv)	Form of Amendment No. 10 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(xlv)	Form of Amendment No. 11 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(xlvi)	Amendment No. 12 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

(xlvii)	Amendment No. 13 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 120 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 13, 2020.

(xlviii)	Amendment No. 14 to the Shareholder Services Agreement between The United States Life Insurance Company in the City of New York and the Registrant dated August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

(xlix)	Form of Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 24, 2015.

(l)	Amendment No. 1 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 94 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2017.

(li)	Amendment No. 2 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated May 1, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(lii)	Amendment No. 3 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated August 16, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(liii)	Amendment No. 4 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated October 4, 2017. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(liv)	Form of Amendment No. 5 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 106 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 23, 2018.

(lv)	Form of Amendment No. 6 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant. Incorporated herein by reference to Post-Effective Amendment No. 112 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 30, 2019.

(lvi)	Amendment No. 7 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated October 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 7, 2019.

(lvii)	Amendment No. 8 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant dated October 13, 2020. Incorporated herein by reference to Post-Effective Amendment No. 115 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on October 13, 2020.

(lviii)	Amendment No. 9 to the Shareholder Services Agreement between The Variable Annuity Life Insurance Company and the Registrant, dated August 10, 2021. Incorporated herein by reference to Post-Effective Amendment No. 127 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on August 10, 2021.

(lix)	Form of Indemnification Agreement between the Registrant and Trustee. Incorporated herein by reference to Post- Effective Amendment No. 131 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on July 5, 2023.

(lx)	Master Transfer Agency and Service Agreement between VALIC Retirement Services Company and the Registrant dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 25, 2014.

	(lxi)	Second Amended and Restated Expense Limitation Agreement between the Registrant, on behalf of certain Portfolios, and SunAmerica, dated November 1, 2023. Incorporated herein by reference to Post-Effective Amendment No. 133 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2024.

	(lxii)	Rule 12d1-4 Fund of Funds Investment Agreement between the Registrant, on behalf of the SA BlackRock Multi- Factor 70/30 Portfolio, and BlackRock ETF Trust, BlackRock ETF Trust II, iShares Trust, iShares, Inc. and iShares U.S. ETF Trust, dated January 19, 2022. Incorporated herein by reference to Post-Effective Amendment No. 128 to the Registrant’s Registration Statement on Form N-1A (File No. 811-07238) filed on April 26, 2022.

(14)	(i)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-283870) filed on December 17, 2024.

	(ii)	Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm of SA T. Rowe Price Growth Stock Portfolio. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-283870) filed on December 17, 2024.

(15)		None.

(16)		Power of Attorney. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-283870) filed on December 17, 2024.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City and the State of New Jersey, on the 11th day of June 2025.

SUNAMERICA SERIES TRUST

By:	/s/ John T. Genoy
John T. Genoy
President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John T. Genoy John T. Genoy		President (Principal Executive Officer)	June 11, 2025

/s/ Gregory R. Kingston Gregory R. Kingston		Treasurer (Principal Financial and Accounting Officer)	June 11, 2025

* Bruce G. Willison		Trustee and Chairman	June 11, 2025

* Tracey C. Doi		Trustee	June 11, 2025

* Jane Jelenko		Trustee	June 11, 2025

* Christianne Kerns		Trustee	June 11, 2025

* Charles H. Self III		Trustee	June 11, 2025

* Martha Willis		Trustee	June 11, 2025

*By:	/s/ Edward J. Gizzi		June 11, 2025
Edward J. Gizzi Attorney-in-Fact

*	Pursuant to a Power of Attorney.

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

12	Tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the SA T. Rowe Price Growth Stock Portfolio, a series of Seasons Series Trust, into the SA MFS Blue Chip Growth Portfolio, a series of the Registrant.